Supplemental Guarantor Financial Information (Condensed Consolidated Income Statement) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Revenues and other income
Lease revenue	$ 4,991,551	$ 3,449,571	$ 976,147
Net (loss) gain on sale of assets	183,328	37,497	41,873
Other income (loss)	112,676	104,491	32,046
Total Revenues and other income	5,287,555	3,591,559	1,050,066
Expenses
Depreciation and amortization	1,843,003	1,282,228	337,730
Asset impairment	16,335	21,828	26,155
Interest expense	1,099,884	780,349	226,329
Leasing expenses	522,413	141,572	48,473
Transaction, integration and restructuring related expenses	58,913	148,792	10,959
Selling, general and administrative expenses	381,308	299,892	89,079
Total Expenses	3,921,856	2,674,661	739,275
Income before income taxes and income of investments accounted for under the equity method	1,365,699	916,898	310,791
Provision for income taxes	(189,805)	(137,373)	(26,026)
Equity in net earnings of investments accounted for under the equity method	1,278	28,973	10,637
Net income (loss)	1,177,172	808,498	295,402
Net loss (income) attributable to non-controlling interest	1,558	1,949	(2,992)
Net income attributable to AerCap Holdings N.V.	1,178,730	810,447	292,410
AerCap Aviation Notes [Member]
Revenues and other income
Lease revenue	4,992,000	3,450,000	976,000
Net (loss) gain on sale of assets	183,000	38,000	42,000
Other income (loss)	113,000	104,000	32,000
Total Revenues and other income	5,288,000	3,592,000	1,050,000
Expenses
Depreciation and amortization	1,843,000	1,282,000	338,000
Asset impairment	16,000	22,000	26,000
Interest expense	1,100,000	781,000	226,000
Leasing expenses	522,000	142,000	49,000
Transaction, integration and restructuring related expenses	59,000	149,000	11,000
Selling, general and administrative expenses	382,000	300,000	90,000
Total Expenses	3,922,000	2,676,000	740,000
Income before income taxes and income of investments accounted for under the equity method	1,366,000	916,000	310,000
Provision for income taxes	(190,000)	(137,000)	(26,000)
Equity in net earnings of investments accounted for under the equity method	1,000	29,000	11,000
Net (loss) income before income from subsidiaries	1,177,000	808,000	295,000
Net income (loss)	1,177,000	808,000	295,000
Net loss (income) attributable to non-controlling interest	2,000	2,000	(3,000)
Net income attributable to AerCap Holdings N.V.	1,179,000	810,000	292,000
AerCap Aviation Notes [Member] | AerCap Holdings N.V. [Member]
Revenues and other income
Other income (loss)	9,000	25,000	5,000
Total Revenues and other income	9,000	25,000	5,000
Expenses
Interest expense	12,000	13,000	10,000
Selling, general and administrative expenses	108,000	83,000	18,000
Total Expenses	120,000	96,000	28,000
Income before income taxes and income of investments accounted for under the equity method	(111,000)	(71,000)	(23,000)
Provision for income taxes	28,000	(1,000)
Net (loss) income before income from subsidiaries	(83,000)	(72,000)	(23,000)
Income (loss) from subsidiaries	1,262,000	882,000	315,000
Net income (loss)	1,179,000	810,000	292,000
Net income attributable to AerCap Holdings N.V.	1,179,000	810,000	292,000
AerCap Aviation Notes [Member] | AerCap Aviation Solutions B.V [Member]
Revenues and other income
Other income (loss)			8,000
Total Revenues and other income			8,000
Expenses
Interest expense	20,000	20,000	20,000
Total Expenses	20,000	20,000	20,000
Income before income taxes and income of investments accounted for under the equity method	(20,000)	(20,000)	(12,000)
Provision for income taxes	5,000
Net (loss) income before income from subsidiaries	(15,000)	(20,000)	(12,000)
Net income (loss)	(15,000)	(20,000)	(12,000)
Net income attributable to AerCap Holdings N.V.	(15,000)	(20,000)	(12,000)
AerCap Aviation Notes [Member] | AerCap Ireland [Member]
Revenues and other income
Lease revenue	110,000	81,000	7,000
Net (loss) gain on sale of assets	14,000	10,000	(12,000)
Other income (loss)	430,000	254,000	157,000
Total Revenues and other income	554,000	345,000	152,000
Expenses
Depreciation and amortization	52,000	9,000	3,000
Interest expense	268,000	244,000	152,000
Leasing expenses	50,000	96,000
Selling, general and administrative expenses	202,000	72,000	53,000
Total Expenses	572,000	421,000	208,000
Income before income taxes and income of investments accounted for under the equity method	(18,000)	(76,000)	(56,000)
Provision for income taxes	2,000	(93,000)	(6,000)
Net (loss) income before income from subsidiaries	(16,000)	(169,000)	(62,000)
Income (loss) from subsidiaries	1,088,000	869,000	202,000
Net income (loss)	1,072,000	700,000	140,000
Net income attributable to AerCap Holdings N.V.	1,072,000	700,000	140,000
AerCap Aviation Notes [Member] | Non-Guarantors [Member]
Revenues and other income
Lease revenue	4,882,000	3,369,000	969,000
Net (loss) gain on sale of assets	169,000	28,000	42,000
Other income (loss)	476,000	377,000	10,000
Total Revenues and other income	5,527,000	3,774,000	1,021,000
Expenses
Depreciation and amortization	1,791,000	1,273,000	335,000
Asset impairment	16,000	22,000	26,000
Interest expense	1,397,000	932,000	171,000
Leasing expenses	472,000	46,000	49,000
Transaction, integration and restructuring related expenses	59,000	149,000	11,000
Selling, general and administrative expenses	277,000	269,000	40,000
Total Expenses	4,012,000	2,691,000	632,000
Income before income taxes and income of investments accounted for under the equity method	1,515,000	1,083,000	389,000
Provision for income taxes	(225,000)	(43,000)	(20,000)
Equity in net earnings of investments accounted for under the equity method	1,000	29,000	11,000
Net (loss) income before income from subsidiaries	1,291,000	1,069,000	380,000
Income (loss) from subsidiaries	(16,000)	(169,000)	(62,000)
Net income (loss)	1,275,000	900,000	318,000
Net loss (income) attributable to non-controlling interest	2,000	2,000	(3,000)
Net income attributable to AerCap Holdings N.V.	1,277,000	902,000	315,000
AerCap Aviation Notes [Member] | Eliminations [Member]
Revenues and other income
Net (loss) gain on sale of assets			12,000
Other income (loss)	(802,000)	(552,000)	(148,000)
Total Revenues and other income	(802,000)	(552,000)	(136,000)
Expenses
Interest expense	(597,000)	(428,000)	(127,000)
Selling, general and administrative expenses	(205,000)	(124,000)	(21,000)
Total Expenses	(802,000)	(552,000)	(148,000)
Income before income taxes and income of investments accounted for under the equity method			12,000
Net (loss) income before income from subsidiaries			12,000
Income (loss) from subsidiaries	(2,334,000)	(1,582,000)	(455,000)
Net income (loss)	(2,334,000)	(1,582,000)	(443,000)
Net income attributable to AerCap Holdings N.V.	$ (2,334,000)	$ (1,582,000)	$ (443,000)